Investment Components (Detail) - USD ($) $ in Millions		Jun. 30, 2024	Jun. 30, 2023
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		$ 68,209
Debt investments, Recorded Basis		64,899
Derivative, net		180	$ 267
Cash and cash equivalents		18,315	34,704
Short-term Investments		57,228	76,558
Equity Investments		14,600	9,879
Cash, cash equivalents, and investments		90,143	121,141
Equity Securities
Cash Cash Equivalents And Investments [Line Items]
Equity investments, Recorded Basis		13,661	17,325
Cash and cash equivalents		561	7,446
Short-term Investments		0	0
Equity Investments		13,100	9,879
Equity Securities | Other
Cash Cash Equivalents And Investments [Line Items]
Equity investments, Recorded Basis		10,114	7,187
Cash and cash equivalents		0	0
Short-term Investments		0	0
Equity Investments		10,114	7,187
Equity Securities | Level 1
Cash Cash Equivalents And Investments [Line Items]
Equity investments, Recorded Basis		3,547	10,138
Cash and cash equivalents		561	7,446
Short-term Investments		0	0
Equity Investments		2,986	2,692
Cash
Cash Cash Equivalents And Investments [Line Items]
Cash		11,571	8,478
Cash and cash equivalents		11,571	8,478
Short-term Investments		0	0
Equity Investments		0	0
Derivatives, net
Cash Cash Equivalents And Investments [Line Items]
Derivative, net	[1]	12	6
Cash and cash equivalents	[1]	0	0
Short-term Investments	[1]	12	6
Equity Investments	[1]	0	0
Debt Securities
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		68,209	99,869
Debt investments, Unrealized Gains		38	13
Debt investments, Unrealized Losses		(3,348)	(4,550)
Debt investments, Recorded Basis		64,899	95,332
Cash and cash equivalents		6,183	18,780
Short-term Investments		57,216	76,552
Equity Investments		1,500	0
Debt Securities | Commercial Paper | Level 2
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		4,666	16,589
Debt investments, Unrealized Gains		0	0
Debt investments, Unrealized Losses		0	0
Debt investments, Recorded Basis		4,666	16,589
Cash and cash equivalents		4,666	12,231
Short-term Investments		0	4,358
Equity Investments		0	0
Debt Securities | Certificates of deposit | Level 2
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		1,547	2,701
Debt investments, Unrealized Gains		0	0
Debt investments, Unrealized Losses		0	0
Debt investments, Recorded Basis		1,547	2,701
Cash and cash equivalents		1,503	2,657
Short-term Investments		44	44
Equity Investments		0	0
Debt Securities | U.S. government securities | Level 1
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		49,603	65,237
Debt investments, Unrealized Gains		4	2
Debt investments, Unrealized Losses		(2,948)	(3,870)
Debt investments, Recorded Basis		46,659	61,369
Cash and cash equivalents		14	2,991
Short-term Investments		46,645	58,378
Equity Investments		0	0
Debt Securities | U.S. agency securities | Level 2
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		17	2,703
Debt investments, Unrealized Gains		0	0
Debt investments, Unrealized Losses		0	0
Debt investments, Recorded Basis		17	2,703
Cash and cash equivalents		0	894
Short-term Investments		17	1,809
Equity Investments		0	0
Debt Securities | Foreign government bonds | Level 2
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		319	498
Debt investments, Unrealized Gains		3	1
Debt investments, Unrealized Losses		(16)	(24)
Debt investments, Recorded Basis		306	475
Cash and cash equivalents		0	0
Short-term Investments		306	475
Equity Investments		0	0
Debt Securities | Mortgage- and asset-backed securities | Level 2
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		944	824
Debt investments, Unrealized Gains		3	1
Debt investments, Unrealized Losses		(35)	(39)
Debt investments, Recorded Basis		912	786
Cash and cash equivalents		0	0
Short-term Investments		912	786
Equity Investments		0	0
Debt Securities | Corporate notes and bonds | Level 2
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		9,106	10,809
Debt investments, Unrealized Gains		28	8
Debt investments, Unrealized Losses		(318)	(583)
Debt investments, Recorded Basis		8,816	10,234
Cash and cash equivalents		0	0
Short-term Investments		8,816	10,234
Equity Investments		0	0
Debt Securities | Corporate notes and bonds | Level 3
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		1,641	120
Debt investments, Unrealized Gains		0	0
Debt investments, Unrealized Losses		(1)	0
Debt investments, Recorded Basis		1,640	120
Cash and cash equivalents		0	0
Short-term Investments		140	120
Equity Investments		1,500	0
Debt Securities | Municipal securities | Level 2
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		262	285
Debt investments, Unrealized Gains		0	1
Debt investments, Unrealized Losses		(13)	(18)
Debt investments, Recorded Basis		249	268
Cash and cash equivalents		0	7
Short-term Investments		249	261
Equity Investments		0	0
Debt Securities | Municipal securities | Level 3
Cash Cash Equivalents And Investments [Line Items]
Debt investments, Adjusted Cost Basis		104	103
Debt investments, Unrealized Gains		0	0
Debt investments, Unrealized Losses		(17)	(16)
Debt investments, Recorded Basis		87	87
Cash and cash equivalents		0	0
Short-term Investments		87	87
Equity Investments		$ 0	$ 0

[1]	Refer to Note 5 – Derivatives for further information on the fair value of our derivative instruments.